UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                   (901) 761-2474

Date of fiscal year end:                                                                                     December 31

Date of reporting period:                                                                               March 31, 2005

  Item 1. — Schedule of Investments

  Longleaf Partners Fund

  Schedule of Investments
  March 31, 2005
  (Unaudited)

	Shares	Value

Common Stock 75.8%
Automobiles 4.7%
General Motors Corporation	14,240,000	$418,513,600
Beverages 2.7%
Diageo plc (Foreign)	16,832,505	237,283,612
Broadcasting and Cable 9.9%
Comcast Corporation – Class A*	1,668,996	56,378,685
Comcast Corporation – Class A Special*	12,759,000	426,150,600
The DIRECTV Group, Inc.*	27,466,000	396,059,720

		878,589,005

Entertainment 6.0%
The Walt Disney Corporation	18,465,000	530,499,450
Environmental Services 3.3%
Waste Management, Inc.	10,161,100	293,147,735
Insurance Brokerage 3.8%
Aon Corporation	14,627,000	334,080,680
Materials 4.4%
Cemex S.A. de C.V.	4,686,900	33,994,329
Cemex S.A. de C.V. ADR	9,948,400	360,629,500

		394,623,829

Multi-Industry 6.4%
Vivendi Universal SA*(b)	14,386,570	441,843,838
Vivendi Universal SA ADR*	4,141,900	126,742,140

		568,585,978

Natural Resources 4.2%
Pioneer Natural Resources Company(a)	8,641,100	369,147,792
Property & Casualty Insurance 4.9%
The NipponKoa Insurance Company, Ltd.(a)	63,701,000	437,735,929
Publishing 2.3%
Knight Ridder, Inc.	2,973,300	199,954,425
Restaurants 5.8%
Yum! Brands, Inc.	9,880,000	511,882,800
Technology 6.6%
Koninklijke (Royal) Philips Electronics N.V.	19,232,035	531,168,110
Koninklijke (Royal) Philips Electronics N.V. ADR	1,941,965	53,442,877

		584,610,987

	Shares	Value

Telecommunications 5.2%
Level 3 Communications, Inc.*(a)	81,029,000	$166,919,740
Telephone and Data Systems, Inc.	3,598,500	293,637,600

		460,557,340

Transportation 5.6%
FedEx Corporation(b)	5,325,600	500,340,120

Total Common Stocks		6,719,553,282

	Principal
	Amount

Short-Term Obligations 20.1%
Repurchase Agreement with State Street Bank, 2.15% due 4-1-05, Repurchase price $135,368,084 (Collateralized by U.S. government agency securities)	135,360,000	135,360,000
U.S. Treasury Bills, 2.33% – 2.74% due 4-14-05 to 6-2-05	1,650,000,000	1,646,002,972

Total Short-Term Obligations		1,781,362,972

Total Investments 95.9%	8,500,916,254
Other Assets and Liabilities, Net 4.1%	370,284,888

Net Assets 100.0%	$8,871,201,142

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain

Euro 6-8-05	273,422,000	$356,005,405	$5,986,184
Euro 9-2-05	64,000,000	83,595,234	2,036,126
Japanese Yen 6-8-05	20,990,000,000	197,409,660	6,475,976
Japanese Yen 9-2-05	23,400,000,000	221,944,996	5,321,110

		$858,955,295	$19,819,396

*  Non-income producing security

(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(b)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners International Fund

Schedule of Investments
March 31, 2005
(Unaudited)

	Shares	Value

Common Stock 84.3%
Automobiles 5.6%
Renault SA(b)	1,597,000	$143,011,828
Beverages 3.7%
Diageo plc	1,889,000	26,628,760
Molson Coors Brewing Company	883,000	68,141,110

		94,769,870

Broadcasting and Cable 11.8%
The News Corporation	5,921,240	104,273,036
Shaw Communications Inc. – Class B(b)	7,808,900	159,145,382
SKY Perfect Communications Inc.(b)	52,233	40,727,676

		304,146,094

Construction Materials 4.9%
Cemex S.A. de C.V.	1,133,400	8,220,609
Cemex S.A. de C.V. ADR	3,238,200	117,384,750

		125,605,359

Food 3.3%
Ezaki Glico Co., Ltd.(a)(b)	9,851,000	84,916,062
Insurance Brokerage 5.1%
Willis Group Holdings Limited	3,586,000	132,215,820
Multi-Industry 9.0%
BIL International Limited(a)(b)	127,134,000	88,646,153
Vivendi Universal SA*(b)	4,653,000	142,904,068

		231,550,221

Natural Resources 0.2%
Gendis Inc.*(a)(c)	3,349,996	6,285,223
Photo and Medical Equipment 5.8%
Olympus Corporation(b)	6,405,000	149,705,497
Property & Casualty Insurance 17.7%
Fairfax Financial Holdings Limited(b)	910,000	135,894,537
Millea Holdings, Inc.	8,396	122,454,749
The NipponKoa Insurance Company, Ltd.(b)	28,556,000	196,229,058

		454,578,344

Restaurants 4.9%
Yum! Brands, Inc.	2,418,000	125,276,580

	Shares	Value

Technology 6.5%
Koninklijke (Royal) Philips Electronics N.V.	3,044,931	$84,097,717
Koninklijke (Royal) Philips Electronics N.V. ADR	3,063,069	84,295,659

		168,393,376

Telecommunications 5.8%
KDDI Corporation	15,813	78,503,207
NTT DoCoMo, Inc.(b)	41,647	70,086,574

		148,589,781

Total Common Stocks		2,169,044,055

	Principal
	Amount

Short-Term Obligations 14.8%
Repurchase Agreement with State Street Bank, 2.15% due 4-1-05, Repurchase price $80,050,781 (Collateralized by U.S. government agency securities)	80,046,000	80,046,000
U.S. Treasury Bills, 2.39% – 2.74% due 4-21-05 to 6-2-05	300,000,000	299,199,272

Total Short-Term Obligations		379,245,272

Total Investments 99.1%	2,548,289,327
Other Assets and Liabilities, Net 0.9%	23,529,068

Net Assets 100.0%	$2,571,818,395

*  Non-income producing security

(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(b)	All or a portion designated as collateral for forward currency contracts.
(c)	Illiquid security.

See footnotes on page 8.

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Gain(Loss)

British Pound 6-8-05	4,914,000	$9,253,540	$69,792
British Pound 9-2-05	40,700,000	76,393,907	1,476,182
Canadian Dollar 6-8-05	22,852,000	18,904,042	(583,456)
Canadian Dollar 9-2-05	164,000,000	135,886,890	(625,811)
Euro 6-8-05	80,090,000	104,280,098	1,753,456
Japanese Yen 6-8-05	36,680,000,000	344,973,147	9,830,927
Japanese Yen 9-2-05	25,075,000,000	237,832,084	5,702,001

		$927,523,708	$17,623,091

Longleaf Partners Small-Cap Fund

Schedule of Investments
March 31, 2005
(Unaudited)

	Shares	Value

Common Stock 57.6%
Beverages 10.2%
Molson Coors Brewing Company	1,942,000	$149,864,140
PepsiAmericas, Inc.	5,262,900	119,257,314

		269,121,454

Broadcasting and Cable 6.7%
Shaw Communications Inc. – Class B(b)	8,716,700	177,646,346
Grocery – Retail 3.0%
Ruddick Corporation(a)	3,394,100	78,573,415
Insurance Brokerage 5.9%
Hilb Rogal & Hobbs Company(a)	3,526,400	126,245,120
U.S.I. Holdings Corp.*	2,385,076	28,096,195

		154,341,315

Manufacturing 3.3%
Jacuzzi Brands, Inc.*(a)	8,849,100	86,367,216
Natural Resources 1.6%
Deltic Timber Corporation(a)	1,062,000	41,524,200
Property & Casualty Insurance 8.1%
Everest Re Group, Ltd.	706,900	60,164,259
Fairfax Financial Holdings Limited (b)	886,000	132,310,505
Odyssey Re Holdings Corp.	843,800	21,128,752

		213,603,516

Real Estate 1.0%
Vail Resorts, Inc.*	1,020,717	25,773,105
Restaurants 5.4%
IHOP Corp.(a)	2,978,100	141,995,808
Retail 5.1%
The Neiman Marcus Group, Inc. – Class B	1,498,000	135,194,500
Telecommunications 2.1%
Level 3 Communications, Inc.*	27,197,271	56,026,378
Toys 5.2%
Hasbro, Inc.	6,727,000	137,567,150

Total Common Stocks		1,517,734,403

	Principal
	Amount	Value

Corporate Bonds 9.7%
Telecommunications 9.7%
Level 3 Communications, Inc., 11% Senior Notes due 3-15-08	7,600,000	$6,821,000
Level 3 Communications, Inc., 9.125% Senior Notes due 5-1-08	224,700,000	188,186,250
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 9-15-09	105,964,000	55,233,735
Level 3 Communications, Inc., 6% Convertible Subordinated Notes due 3-15-10	10,800,000	5,575,500

Total Corporate Bonds		255,816,485

Short-Term Obligations 32.1%
Repurchase Agreement with State Street Bank, 2.15% due 4-1-05, Repurchase Price $97,996,852 (Collateralized by U.S. government agency securities)	97,991,000	97,991,000
U.S. Treasury Bills, 2.33% – 2.74% due 4-7-05 to 6-09-05	750,000,000	747,840,742

Total Short-Term Obligations		845,831,742

Total Investments 99.4%	2,619,382,630
Other Assets and Liabilities, Net 0.6%	15,985,885

Net Assets 100.0%	$2,635,368,515

Open Forward Currency Contracts

Currency Sold and Settlement Date	Currency Units Sold	Currency Market Value	Unrealized Loss

Canadian Dollar 6-28-05	39,050,000	$32,311,840	$(613,610)
Canadian Dollar 9-2-05	113,500,000	94,043,670	(433,107)

		$126,355,510	$(1,046,717)

*  Non-income producing security
(a)	Affiliated issuer as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer.)
(b)	All or a portion designated as collateral for forward currency contracts.

See footnotes on page 8.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
March 31, 2005
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2004 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	International Fund	Small-Cap Fund
Unrealized Appreciation	$2,290,956,829	$696,574,251	$501,888,729
Unrealized Depreciation	(312,275,098)	(20,627,551)	(52,932,760)
Net Unrealized Appreciation	$1,978,681,731	$675,946,700	$448,955,969

Cost for Federal Income Tax Purposes	$6,522,234,523	$1,872,342,627	$2,170,426,661

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2005:

	Shares(a) at	Dividend	Market Value
	March 31, 2005	Income	March 31, 2005(c)
Partners Fund
Level 3 Communications, Inc.*	81,029,000	$–	$166,919,740
The NipponKoa Insurance Company, Ltd.	63,701,000	4,152,860	437,735,929
Pioneer Natural Resources Company	8,641,100	864,110	369,147,792

		5,016,970	973,803,461

International Fund
BIL International Limited	127,134,000	–	88,646,153
Ezaki Glico Co., Ltd.	9,851,000	428,144	84,916,062
Gendis Inc.*(b)	3,349,996	–	6,285,223

		428,144	179,847,438

Small-Cap Fund
Deltic Timber Corporation	1,062,000	73,638	41,524,200
Hilb Rogal & Hobbs Company	3,526,400	370,272	126,245,120
IHOP Corp.	2,978,100	744,525	141,995,808
Jacuzzi Brands, Inc.*	8,849,100	–	86,367,216
Ruddick Corporation	3,394,100	373,351	78,573,415
Texas Industries, Inc.	–	103,912	–

		$1,665,698	$474,705,759

*  Non-income producing.
(a) Common stock unless otherwise noted.
(b) Illiquid security.

(c) Changes in affiliated ownership in period:

	Market Value		Market Value
	at December 31, 2004	Sales	at March 31, 2005

International Fund
Nippon Broadcasting System, Inc.	107,056,846	124,250,106	–

Small-Cap Fund
Adolph Coors Company(d)	146,951,140	–	–
Deltic Timber Corporation	59,688,945	15,295,028	41,524,200
Texas Industries, Inc.	122,745,126	126,336,899	–

	$329,385,211	$141,631,927	$41,524,200

(d) Eliminated due to merger with Molson Brewing Company.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 26, 2005

By	/s/ Julie M. Douglas
Julie M. Douglas
Vice President and CFO-Mutual Funds, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 26, 2005